Business Segments	12 Months Ended
Dec. 31, 2013
Business Segments [Abstract]
Business Segments
Note 15: Business Segments

The Company’s operations are organized into three separate business segments - DPS, V&M and PCS.

The DPS segment includes businesses that provide systems and equipment used to drill, control pressures and direct flows of oil and gas wells. Products include drilling equipment packages, blowout preventers, drilling risers, top drives, draw works, complete wellhead and Christmas tree systems for onshore and offshore applications, subsea production systems and manifolds and aftermarket parts and services.

The V&M segment includes businesses that provide valves and measurement systems primarily used to control, direct and measure the flow of oil and gas as they are moved from individual wellheads through flow lines, gathering lines and transmission systems to refineries, petrochemical plants and industrial centers for processing. Products include gate valves, ball valves, butterfly valves, Orbit® valves, double block and bleed valves, plug valves, globe valves, check valves, actuators, chokes and aftermarket parts and services as well as measurement products such as totalizers, turbine meters, flow computers, chart recorders, ultrasonic flow meters and sampling systems.

The PCS segment includes businesses that provide oil and gas separation equipment, heaters, dehydration and desalting units, gas conditioning units, membrane separation systems, water processing systems, reciprocating and integrally geared centrifugal compression equipment and related aftermarket parts and services for the energy industry and for manufacturing companies and chemical process industries worldwide.  In early 2014, the Company entered into an agreement to sell its Reciprocating Compression business and announced its intention to explore strategic alternatives for its Centrifugal Compression business (see Note 20 of the Notes to Consolidated Financial Statements for further information).

The Company’s primary customers are oil and gas majors, national oil companies, independent producers, engineering and construction companies, drilling contractors, rental companies, geothermal energy and independent power producers, pipeline operators, major chemical, petrochemical and refining companies, natural gas processing and transmission companies, compression leasing companies, durable goods manufacturers, utilities and air separation companies.

The Company markets its equipment through a worldwide network of sales and marketing employees supported by agents and distributors in selected international locations. Due to the extremely technical nature of many of the products, the marketing effort is further supported by a staff of engineering employees.

The Company expenses all research and product development and enhancement costs as incurred, or if incurred in connection with a product ordered by a customer, when the revenue associated with the product is recognized. For the years ended December 31, 2013, 2012 and 2011, the Company incurred research and product development costs, including costs incurred on projects designed to enhance or add to its existing product offerings, totaling approximately $78.8 million, $59.4 million and $56.9 million, respectively. DPS accounted for 77%, 71% and 63% of each respective year’s total costs.

Summary financial data by segment follows:

	Year Ended December 31, 2013
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$6,287.5	$2,085.7	$1,163.2	$–	$9,536.4
Depreciation and amortization	$207.2	$39.6	$25.8	$31.6	$304.2
Interest, net	$–	$–	$–	$100.0	$100.0
Income (loss) from continuing operations before income taxes	$822.6	$424.2	$116.4	$(436.3)	$926.9
Capital expenditures	$330.2	$57.9	$30.4	$101.5	$520.0
Total assets	$9,945.4	$1,809.8	$2,461.4	$31.9	$14,248.5

	Year Ended December 31, 2012
(dollars in millions)	DPS		V&M	PCS	Corporate & Other		Consolidated

Revenues	$4,871.3		$2,142.2	$1,134.1	$	−	$8,147.6
Depreciation and amortization	$149.9		$41.4	$26.4		$26.5	$244.2
Interest, net	$–	$	−	$–		$90.0	$90.0
Income (loss) from continuing operations before income taxes	$712.3		$425.8	$103.2		$(347.0)	$894.3
Capital expenditures	$300.0		$29.9	$28.5		$68.8	$427.2
Total assets	$6,005.1		$1,773.0	$2,576.9		$803.2	$11,158.2

	Year Ended December 31, 2011
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$4,061.5	$1,663.0	$908.0	$–	$6,632.5
Depreciation and amortization	$111.4	$40.3	$28.0	$17.0	$196.7
Interest, net	$–	$–	$–	$83.9	$83.9
Income (loss) from continuing operations before income taxes	$685.6	$294.1	$75.1	$(444.4)	$610.4
Capital expenditures	$255.6	$34.8	$21.6	$76.1	$388.1
Total assets	$4,784.5	$1,524.6	$2,101.9	$950.7	$9,361.7

For internal management reporting, and therefore in the above segment information, Corporate and Other includes expenses associated with the Company’s Corporate office, as well as all of the Company’s interest income, interest expense, certain litigation expense managed by the Company’s General Counsel, foreign currency gains and losses from certain derivative and intercompany lending activities managed by the Company’s centralized Treasury function, all of the Company’s pension settlement costs, asset impairment and restructuring expense, acquisition-related costs and all stock compensation expense of Cameron employees. Consolidated interest income and expense are treated as a Corporate item because cash equivalents, short-term investments and debt, including location, type, currency, etc., are managed on a worldwide basis by the Corporate Treasury Department. In addition, income taxes are managed on a worldwide basis by the Corporate Tax Department and are therefore treated as a corporate item.

Revenue by shipping location and long-lived assets by country were as follows:

	Year Ended December 31,
(dollars in millions)	2013	2012	2011

Revenues:
United States	$4,585.4	$4,365.0	$3,560.2
United Kingdom	822.4	612.0	740.3
Other foreign countries	4,128.6	3,170.6	2,332.0

Total revenues	$9,536.4	$8,147.6	$6,632.5

	December 31,
(dollars in millions)	2013	2012	2011

Long-lived assets:
United States	$2,670.2	$2,531.7	$2,411.8
United Kingdom	196.7	170.2	167.4
Other foreign countries	2,998.5	1,322.9	845.4

Total long-lived assets	$5,865.4	$4,024.8	$3,424.6